SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2023
Disclosure of summary of significant accounting policies [abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.1 Basis of preparation
The Unaudited Interim Condensed Consolidated Financial Statements (the "Interim Financial Statements") have been prepared in accordance with IAS 34 - Interim Financial Reporting. Accordingly, they do not include all the information and disclosures required in consolidated financial statements and should be read in conjunction with the Group’s Consolidated Financial Statements for the year ended December 31, 2022.
In accordance with IAS 1- Presentation of Financial Statements, the Interim Financial Statements are prepared on the assumption that Constellium is a going concern and will continue in operation for the foreseeable future.
The accounting policies adopted in the preparation of the Interim Financial Statements are consistent with those followed in the preparation of the Group’s Consolidated Financial Statements for the year ended December 31, 2022, except for the application of the effective tax rate method in accordance with IAS 34 - Interim Financial Reporting.
The Interim Financial Statements are presented in millions of Euros, except when otherwise indicated. Certain reclassifications may have been made to prior year amounts to conform to the current year presentation.
The Interim Financial Statements were authorized for issue by management on July 24, 2023.
2.2 New and amended standards and interpretations
Several amendments to IFRS standards apply for the first time in 2023, but have no impact on the Interim Financial Statements of the Group.
Global implementation of OECD Pillar Two model rules
In December 2021, the Organisation for Economic Co-operation and Development (OECD) published Tax Challenges Arising from the Digitalisation of the Economy – Global Anti-Base Erosion Model Rules (Pillar Two): Inclusive Framework on BEPS, hereafter referred to as the ‘OECD Pillar Two model rules’ or 'the rules'. The rules are designed to ensure that large multinational enterprises within the scope of the rules pay a minimum level of tax on the income arising in a specific period in each jurisdiction where they operate. In general, the rules apply a system of top-up taxes that brings the total amount of taxes paid on an entity's excess profit in a jurisdiction up to the minimum rate of 15%. The rules need to be passed into national legislation based on each country’s approach. With respect to the International Tax Reform - Pillar Two Model Rules, the Group is currently assessing the impact on its current income tax when the legislation comes into effect.
The Group has adopted Amendments to IAS 12 - Income taxes: International Tax Reform – Pillar Two Model Rules. The amendments introduce (a) a mandatory temporary exception from accounting for deferred taxes arising from legislation enacted to implement the OECD’s Pillar Two model rules, and (b) additional disclosure requirements for the annual financial statements.
The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective. The Group plans to adopt new standards and interpretations on their required effective dates.
2.3 Judgments in applying accounting policies and key sources of estimation uncertainty
The preparation of financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, along with the accompanying disclosures and the disclosure of contingent liabilities. These judgments, estimates and assumptions are based on management’s best knowledge of the relevant facts and circumstances, giving consideration to previous experience. However, actual results may differ from the amounts included in the financial statements.
In preparing these Interim Financial Statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those applied to the Consolidated Financial Statements at and for the year ended December 31, 2022, as well as the application of the effective tax rate method for the determination of the income tax provision.
2.4 Exchange rates
The following table summarizes the main exchange rates used for the preparation of the Interim Financial Statements:

		Average rates		Closing rates
Foreign exchange rate for 1 Euro		Six months ended June 30,		At June 30,	At December 31,
		2023	2022	2023	2022
U.S. Dollars	USD	1.0805	1.0924	1.0866	1.0666
Swiss Francs	CHF	0.9855	1.0317	0.9788	0.9847
Czech Koruna	CZK	23.6858	24.6445	23.7420	24.1160